UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2024

European Stock Fund

Investor Class (PRESX)

This annual shareholder report contains important information about European Stock Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
European Stock Fund - Investor Class	$116	1.04%

What drove fund performance during the past 12 months?

  European shares rallied over the year as the European Central Bank began to cut interest rates in June. However, optimism was tempered by concerns over sluggish growth, disinflation, and political uncertainties.

  Within the portfolio, consumer staples and utilities, typically defensive sectors, were the main supporters of relative performance versus the MSCI Europe Index Net. Consumer staples contributed most due to positive stock picking and an underweight allocation. Unilever delivered the largest relative return as the company’s turnaround plan fueled strong margin expansion. Stock choices in utilities also helped. Our investment in Iberdrola benefited from falling interest rates, currency devaluations in Latin America, and higher tariffs in the U.S., which drove consensus-beating profit and revenue growth.

  Conversely, the leading detractor was the materials sector due to stock selection driven by Svenska Cellulosa and Akzo Nobel. The former fell as soft consumption in both Europe and China held back an expected recovery. The latter declined in challenging market conditions for paints that put pressure on profitability, leading the company to scrap its 2023 strategic targets and embark on a significant business transformation. An underweight allocation to industrials and business services was also negative.

  The fund is actively managed and seeks to provide long-term capital growth by investing primarily in companies located (or with primary operations) in Europe with quality management, strength of franchise, reasonable valuations, and strong cash flows. Notable changes to positioning included a larger allocation to health care and a smaller exposure to industrials and business services.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2024

	Investor Class	Regulatory/Strategy Benchmark
2014	10,000	10,000
2015	10,148	9,824
2015	10,828	10,604
2015	10,914	10,518
2015	10,412	9,980
2016	9,466	8,915
2016	9,854	9,533
2016	9,602	9,434
2016	9,152	9,234
2017	9,336	9,704
2017	10,378	10,574
2017	10,934	11,293
2017	11,285	11,728
2018	12,067	12,576
2018	11,648	12,018
2018	11,565	11,929
2018	10,490	10,749
2019	10,593	10,827
2019	11,454	11,661
2019	11,391	11,535
2019	11,980	11,921
2020	12,357	12,256
2020	10,666	10,077
2020	12,311	11,386
2020	12,017	10,813
2021	14,041	13,057
2021	15,300	14,416
2021	16,292	15,086
2021	16,402	15,239
2022	15,188	14,703
2022	13,401	13,452
2022	12,743	12,809
2022	11,536	11,752
2023	13,993	14,223
2023	14,745	15,071
2023	15,020	15,322
2023	13,143	13,602
2024	15,059	15,672
2024	15,592	16,199
2024	16,348	16,958
2024	16,056	16,652

202411-4029887, 202412-3916046

F79-052 12/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
European Stock Fund (Investor Class)	22.16%	6.03%	4.85%
MSCI Europe Index Net (Regulatory/Strategy Benchmark)	22.43	6.91	5.23

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$899,631
  Number of Portfolio Holdings65
  Investment Advisory Fees Paid (000s)$5,486
  Portfolio Turnover Rate25.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	22.6%
Health Care	17.6
Industrials & Business Services	10.5
Consumer Discretionary	8.9
Information Technology	8.9
Consumer Staples	7.7
Energy	6.1
Communication Services	5.9
Utilities	4.2
Other	7.6

Top Ten Holdings (as a % of Net Assets)

Novo Nordisk	5.0%
ASML Holding	3.7
SAP	3.6
AstraZeneca	3.3
Unilever	2.9
TotalEnergies	2.7
Siemens	2.5
Allianz	2.5
LVMH Moet Hennessy Louis Vuitton	2.4
Iberdrola	2.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

European Stock Fund

Investor Class (PRESX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

European Stock Fund

I Class (TEUIX)

This annual shareholder report contains important information about European Stock Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
European Stock Fund - I Class	$93	0.84%

What drove fund performance during the past 12 months?

  European shares rallied over the year as the European Central Bank began to cut interest rates in June. However, optimism was tempered by concerns over sluggish growth, disinflation, and political uncertainties.

  Within the portfolio, consumer staples and utilities, typically defensive sectors, were the main supporters of relative performance versus the MSCI Europe Index Net. Consumer staples contributed most due to positive stock picking and an underweight allocation. Unilever delivered the largest relative return as the company’s turnaround plan fueled strong margin expansion. Stock choices in utilities also helped. Our investment in Iberdrola benefited from falling interest rates, currency devaluations in Latin America, and higher tariffs in the U.S., which drove consensus-beating profit and revenue growth.

  Conversely, the leading detractor was the materials sector due to stock selection driven by Svenska Cellulosa and Akzo Nobel. The former fell as soft consumption in both Europe and China held back an expected recovery. The latter declined in challenging market conditions for paints that put pressure on profitability, leading the company to scrap its 2023 strategic targets and embark on a significant business transformation. An underweight allocation to industrials and business services was also negative.

  The fund is actively managed and seeks to provide long-term capital growth by investing primarily in companies located (or with primary operations) in Europe with quality management, strength of franchise, reasonable valuations, and strong cash flows. Notable changes to positioning included a larger allocation to health care and a smaller exposure to industrials and business services.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of October 31, 2024

	I Class	Regulatory/Strategy Benchmark
3/6/17	500,000	500,000
4/30/17	545,403	534,731
7/31/17	574,915	571,092
10/31/17	593,644	593,055
1/31/18	635,042	635,928
4/30/18	613,004	607,710
7/31/18	608,944	603,253
10/31/18	552,399	543,581
1/31/19	557,892	547,484
4/30/19	603,836	589,680
7/31/19	600,554	583,291
10/31/19	631,880	602,844
1/31/20	652,037	619,765
4/30/20	562,613	509,599
7/31/20	649,915	575,780
10/31/20	634,456	546,813
1/31/21	741,779	660,261
4/30/21	808,212	728,987
7/31/21	861,174	762,889
10/31/21	866,991	770,631
1/31/22	803,433	743,502
4/30/22	709,118	680,246
7/31/22	674,590	647,708
10/31/22	611,287	594,283
1/31/23	741,495	719,230
4/30/23	781,929	762,104
7/31/23	796,928	774,802
10/31/23	697,801	687,818
1/31/24	799,567	792,524
4/30/24	828,414	819,136
7/31/24	869,139	857,543
10/31/24	853,867	842,069

202411-4029887, 202412-3916046

F1070-052 12/24

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/6/17
European Stock Fund (I Class)	22.37%	6.21%	7.24%
MSCI Europe Index Net (Regulatory/Strategy Benchmark)	22.43	6.91	7.05

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$899,631
  Number of Portfolio Holdings65
  Investment Advisory Fees Paid (000s)$5,486
  Portfolio Turnover Rate25.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	22.6%
Health Care	17.6
Industrials & Business Services	10.5
Consumer Discretionary	8.9
Information Technology	8.9
Consumer Staples	7.7
Energy	6.1
Communication Services	5.9
Utilities	4.2
Other	7.6

Top Ten Holdings (as a % of Net Assets)

Novo Nordisk	5.0%
ASML Holding	3.7
SAP	3.6
AstraZeneca	3.3
Unilever	2.9
TotalEnergies	2.7
Siemens	2.5
Allianz	2.5
LVMH Moet Hennessy Louis Vuitton	2.4
Iberdrola	2.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

European Stock Fund

I Class (TEUIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

European Stock Fund

Z Class (TRZPX)

This annual shareholder report contains important information about European Stock Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
European Stock Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  European shares rallied over the year as the European Central Bank began to cut interest rates in June. However, optimism was tempered by concerns over sluggish growth, disinflation, and political uncertainties.

  Within the portfolio, consumer staples and utilities, typically defensive sectors, were the main supporters of relative performance versus the MSCI Europe Index Net. Consumer staples contributed most due to positive stock picking and an underweight allocation. Unilever delivered the largest relative return as the company’s turnaround plan fueled strong margin expansion. Stock choices in utilities also helped. Our investment in Iberdrola benefited from falling interest rates, currency devaluations in Latin America, and higher tariffs in the U.S., which drove consensus-beating profit and revenue growth.

  Conversely, the leading detractor was the materials sector due to stock selection driven by Svenska Cellulosa and Akzo Nobel. The former fell as soft consumption in both Europe and China held back an expected recovery. The latter declined in challenging market conditions for paints that put pressure on profitability, leading the company to scrap its 2023 strategic targets and embark on a significant business transformation. An underweight allocation to industrials and business services was also negative.

  The fund is actively managed and seeks to provide long-term capital growth by investing primarily in companies located (or with primary operations) in Europe with quality management, strength of franchise, reasonable valuations, and strong cash flows. Notable changes to positioning included a larger allocation to health care and a smaller exposure to industrials and business services.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2024

	Z Class	Regulatory/Strategy Benchmark
2/22/21	10,000	10,000
4/30/21	10,555	10,575
7/31/21	11,270	11,067
10/31/21	11,370	11,179
1/31/22	10,558	10,785
4/30/22	9,336	9,868
7/31/22	8,903	9,396
10/31/22	8,080	8,621
1/31/23	9,825	10,433
4/30/23	10,382	11,055
7/31/23	10,603	11,239
10/31/23	9,303	9,978
1/31/24	10,685	11,496
4/30/24	11,092	11,882
7/31/24	11,662	12,440
10/31/24	11,482	12,215

202411-4029887, 202412-3916046

F1410-052 12/24

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
European Stock Fund (Z Class)	23.42%	3.82%
MSCI Europe Index Net (Regulatory/Strategy Benchmark)	22.43	5.57

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$899,631
  Number of Portfolio Holdings65
  Investment Advisory Fees Paid (000s)$5,486
  Portfolio Turnover Rate25.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	22.6%
Health Care	17.6
Industrials & Business Services	10.5
Consumer Discretionary	8.9
Information Technology	8.9
Consumer Staples	7.7
Energy	6.1
Communication Services	5.9
Utilities	4.2
Other	7.6

Top Ten Holdings (as a % of Net Assets)

Novo Nordisk	5.0%
ASML Holding	3.7
SAP	3.6
AstraZeneca	3.3
Unilever	2.9
TotalEnergies	2.7
Siemens	2.5
Allianz	2.5
LVMH Moet Hennessy Louis Vuitton	2.4
Iberdrola	2.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

European Stock Fund

Z Class (TRZPX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023

Audit Fees	$26,450	$25,925
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $846,000 and $1,584,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRESX European Stock Fund
TEUIX European Stock Fund–
.
I Class
TRZPX European Stock Fund–
.
Z Class

T. ROWE PRICE European Stock Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 21.50 $ 19.11 $ 28.28 $ 20.90 $ 21.17
Investment activities
Net investment income
(1)(2)
0.49 0 .51 0.29 0.31 0.23
Net realized and unrealized
gain/loss 4.22 2.15 (8.39) 7.28 (0.15)
Total from investment activities 4.71 2.66 (8.10) 7.59 0.08
(3)
Distributions
Net investment income (0.43) (0.27) (0.23) (0.21) (0.35)
Net realized gain (0.48) — (0.84) — —
Total distributions (0.91) (0.27) (1.07) (0.21) (0.35)
NET ASSET VALUE
End of period $ 25.30 $ 21.50 $ 19.11 $ 28.28 $ 20.90

T. ROWE PRICE European Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
Ratios/Supplemental Data
Total return
(2)(4)
22.16% 13.93% (29.67)% 36.49% 0.31%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.04% 1.03% 1.03% 0.95% 0.96%
Net expenses after waivers/
payments by Price Associates 1.04% 1.03% 1.03% 0.95% 0.96%
Net investment income 1.95% 2.24% 1.25% 1.16% 1.12%
Portfolio turnover rate 25.9% 48.9% 29.8% 34.6% 75.4%
Net assets, end of period (in
millions) $452 $449 $437 $936 $952
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE European Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 21.40 $ 19.12 $ 28.32 $ 20.93 $ 21.18
Investment activities
Net investment income
(1)(2)
0.53 0 .55 0.48 0.34 0.27
Net realized and unrealized
gain/loss 4.19 2.16 (8.52) 7.29 (0.17)
Total from investment activities 4.72 2.71 (8.04) 7.63 0.10
(3)
Distributions
Net investment income (0.48) (0.43) (0.32) (0.24) (0.35)
Net realized gain (0.48) — (0.84) — —
Total distributions (0.96) (0.43) (1.16) (0.24) (0.35)
NET ASSET VALUE
End of period $ 25.16 $ 21.40 $ 19.12 $ 28.32 $ 20.93
Ratios/Supplemental Data
Total return
(2)(4)
22.37% 14.15% (29.49)% 36.65% 0.41%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.88% 0.88% 0.88% 0.82% 0.83%
Net expenses after waivers/
payments by Price Associates 0.84% 0.84% 0.84% 0.82% 0.83%
Net investment income 2.15% 2.41% 2.26% 1.27% 1.29%
Portfolio turnover rate 25.9% 48.9% 29.8% 34.6% 75.4%
Net assets, end of period (in
thousands) $246,903 $203,335 $187,047 $68,072 $40,333
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE European Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
10/31/21 10/31/24 10/31/23 10/31/22
NET ASSET VALUE
Beginning of period $ 21 .55 $ 19 .23 $ 28 .46 $ 25 .03
Investment activities
Net investment income
(2)(3)
0 .75 0 .74 0 .56 0 .44
Net realized and unrealized gain/loss 4 .21 2 .17 ( 8 .44 ) 2 .99
Total from investment activities 4 .96 2 .91 ( 7 .88 ) 3 .43
Distributions
Net investment income ( 0 .65 ) ( 0 .59 ) ( 0 .51 ) —
Net realized gain ( 0 .48 ) — ( 0 .84 ) —
Total distributions ( 1 .13 ) ( 0 .59 ) ( 1 .35 ) —
NET ASSET VALUE
End of period $ 25 .38 $ 21 .55 $ 19 .23 $ 28 .46
Ratios/Supplemental Data
Total return
(3)(4)
23 .42% 15 .14% ( 28 .94 ) % 13 .70%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments
by Price Associates 0 .84% 0 .84% 0 .84% 0 .82%
(5)
Net expenses after waivers/payments by
Price Associates 0 .00% 0 .00% 0 .00% 0 .00%
(5)
Net investment income 3 .01% 3 .24% 2 .43% 2 .31%
(5)
Portfolio turnover rate 25 .9% 48 .9% 29 .8% 34 .6%
Net assets, end of period (in thousands) $200,994 $204,027 $205,234 $344,367
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE European Stock Fund
October 31, 2024

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRIA 2.7%
Common Stocks 2.7%
BAWAG Group  173,663 13,461
Erste Group Bank  196,859 11,135
Total Austria (Cost $17,166) 24,596
DENMARK 5.9%
Common Stocks 5.9%
Coloplast, Class B (1) 66,114 8,281
Novo Nordisk, Class B  399,478 44,807
Total Denmark (Cost $39,697) 53,088
FINLAND 3.7%
Common Stocks 3.7%
Elisa  211,711 10,089
Sampo, Class A  344,481 15,275
Valmet (1) 303,711 7,781
Total Finland (Cost $31,902) 33,145
FRANCE 13.8%
Common Stocks 13.8%
Airbus  122,390 18,669
Edenred  316,329 10,231
EssilorLuxottica  51,205 12,011
Euronext  95,848 10,575
LVMH Moet Hennessy Louis Vuitton  32,391 21,563
Sartorius Stedim Biotech  58,482 11,732
SPIE  232,379 8,411
TotalEnergies  391,633 24,577
Verallia  226,054 6,519
Total France (Cost $114,838) 124,288
GERMANY 19.8%
Common Stocks 19.8%
Allianz  71,899 22,634
Daimler Truck Holding  298,816 12,356
Deutsche Telekom  651,729 19,704

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
Infineon Technologies  363,546 11,497
Merck  74,230 12,272
Puma  191,320 8,724
SAP  140,041 32,698
Scout24  112,447 9,714
Siemens  117,601 22,879
Siemens Healthineers  246,346 12,860
Springer Nature (2) 161,619 4,079
Symrise  75,003 9,025
Total Germany (Cost $140,305) 178,442
ITALY 3.4%
Common Stocks 3.4%
De' Longhi  192,219 6,008
Intesa Sanpaolo  3,720,538 15,924
PRADA (HKD)  1,075,600 8,258
Total Italy (Cost $19,722) 30,190
LUXEMBOURG 0.9%
Common Stocks 0.9%
CVC Capital Partners (2) 385,821 8,093
Total Luxembourg (Cost $6,243) 8,093
NETHERLANDS 9.6%
Common Stocks 9.6%
Adyen (2) 8,190 12,512
Akzo Nobel  159,096 10,152
ASML Holding  49,755 33,492
Heineken  152,449 12,503
ING Groep  1,038,422 17,622
Total Netherlands (Cost $62,342) 86,281
NORWAY 2.9%
Common Stocks 2.9%
DNB Bank  583,139 12,084
Equinor  301,599 7,167
Storebrand  591,455 6,745
Total Norway (Cost $25,028) 25,996

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
PORTUGAL 3.0%
Common Stocks 3.0%
Galp Energia  423,576 7,240
Jeronimo Martins  998,581 19,372
Total Portugal (Cost $24,304) 26,612
SPAIN 4.4%
Common Stocks 4.4%
Amadeus IT Group  242,368 17,570
Iberdrola  1,443,108 21,437
Total Spain (Cost $29,876) 39,007
SWEDEN 5.0%
Common Stocks 5.0%
Assa Abloy, Class B  398,171 12,472
Essity, Class B  386,455 10,920
Sandvik  576,965 11,357
Svenska Cellulosa, Class B (1) 782,880 10,365
Total Sweden (Cost $41,046) 45,114
SWITZERLAND 6.3%
Common Stocks 6.3%
Alcon  151,577 13,923
Cie Financiere Richemont, Class A  64,752 9,428
Julius Baer Group  179,908 10,969
Partners Group Holding  6,676 9,185
Sonova Holding  36,555 13,377
Total Switzerland (Cost $43,399) 56,882
UNITED KINGDOM 16.0%
Common Stocks 16.0%
AstraZeneca  211,249 30,059
BP  3,350,480 16,387
Endava, ADR (USD) (1)(2) 98,024 2,318
Greggs  213,939 7,585
HSBC Holdings  924,266 8,483
Informa  907,679 9,482

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
London Stock Exchange Group  132,708 17,987
National Grid  1,272,415 15,977
Segro  1,007,632 10,210
Unilever  420,339 25,641
Total United Kingdom (Cost $123,738) 144,129
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 4.86% (3)(4) 9,733,942 9,734
Total Short-Term Investments (Cost $9,734) 9,734
SECURITIES LENDING COLLATERAL 2.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.7%
Money Market Funds 2.7%
T. Rowe Price Government Reserve Fund, 4.86% (3)(4) 24,489,037 24,489
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 24,489
Total Securities Lending Collateral (Cost $24,489) 24,489
Total Investments in Securities
101.2% of Net Assets
(Cost $753,829) $ 910,086
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) See Note 3 . All or a portion of this security is on loan at October 31, 2024.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE European Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.86% $ — $ — $ 503++
Totals $ —# $ — $ 503+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
10/31/24
T. Rowe Price Government
Reserve Fund, 4.86% $ 11,612  ¤  ¤ $ 34,223
Total $ 34,223^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $503 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $34,223.

T. ROWE PRICE European Stock Fund
October 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $753,829) $ 910,086
Receivable for investment securities sold 8,078
Foreign currency (cost $673) 662
Dividends receivable 135
Due from affiliates 107
Receivable for shares sold 102
Other assets 6,326
Total assets 925,496
Liabilities
Obligation to return securities lending collateral 24,489
Investment management fees payable 617
Payable for shares redeemed 341
Payable for investment securities purchased 300
Other liabilities 118
Total liabilities 25,865
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 899,631

T. ROWE PRICE European Stock Fund
October 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 212,138
Paid-in capital applicable to 35,589,932 shares of $0.01 par value capital stock outstanding, 18,000,000,000 shares of
the Corporation authorized 687,493
NET ASSETS $ 899,631
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $451,734; Shares outstanding: 17,855,328) $ 25.30
I Class
(Net assets: $246,903; Shares outstanding: 9,814,003) $ 25.16
Z Class
(Net assets: $200,994; Shares outstanding: 7,920,601) $ 25.38

T. ROWE PRICE European Stock Fund
Statement of Operations

($000s)
Year
Ended
10/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1,352) $ 28,442
Securities lending 80
Other 1
Total income 28,523
Expenses
Investment management 7,479
Shareholder servicing
Investor Class $ 925
I Class 88 1,013
Prospectus and shareholder reports
Investor Class 31
I Class 3
Z Class 2 36
Custody and accounting 351
Legal and audit 108
Registration 54
Directors 3
Miscellaneous 17
Waived / paid by Price Associates (1,993)
Total expenses 7,068
Net investment income 21,455

T. ROWE PRICE European Stock Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 45,203
Foreign currency transactions 70
Net realized gain 45,273
Change in net unrealized gain / loss
Securities 122,872
Other assets and liabilities denominated in foreign currencies 235
Change in net unrealized gain / loss 123,107
Net realized and unrealized gain / loss 168,380
INCREASE IN NET ASSETS FROM OPERATIONS $ 189,835

T. ROWE PRICE European Stock Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/24 10/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 21,455 $ 24,014
Net realized gain 45,273 37,497
Change in net unrealized gain / loss 123,107 59,364
Increase in net assets from operations 189,835 120,875
Distributions to shareholders
Net earnings
Investor Class (18,328) (6,094)
I Class (9,362) (4,145)
Z Class (10,495) (6,188)
Decrease in net assets from distributions (38,185) (16,427)
Capital share transactions
*
Shares sold
Investor Class 21,098 74,416
I Class 24,974 17,227
Z Class 7,134 3,184
Distributions reinvested
Investor Class 16,977 5,611
I Class 8,069 3,579
Z Class 10,495 6,188
Shares redeemed
Investor Class (113,450) (124,691)
I Class (25,858) (26,784)
Z Class (57,480) (36,517)
Decrease in net assets from capital share
transactions (108,041) (77,787)

T. ROWE PRICE European Stock Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/24 10/31/23
Net Assets
Increase during period 43,609 26,661
Beginning of period 856,022 829,361
End of period $ 899,631 $ 856,022
*Share information (000s)
Shares sold
Investor Class 849 3,209
I Class 1,017 750
Z Class 301 139
Distributions reinvested
Investor Class 716 258
I Class 343 166
Z Class 445 287
Shares redeemed
Investor Class (4,578) (5,473)
I Class (1,050) (1,197)
Z Class (2,294) (1,628)
Decrease in shares outstanding (4,251) (3,489)

T. ROWE PRICE European Stock Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The European Stock
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located
(or with primary operations) in Europe. The fund has three classes of shares:
the European Stock Fund (Investor Class), the European Stock Fund–I Class
(I Class) and the European Stock Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by
T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded

T. ROWE PRICE European Stock Fund

at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU

T. ROWE PRICE European Stock Fund

are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE European Stock Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE European Stock Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on October 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,318 $ 873,545 $ — $ 875,863
Short-Term Investments 9,734 — — 9,734
Securities Lending Collateral 24,489 — — 24,489
Total $ 36,541 $ 873,545 $ — $ 910,086

T. ROWE PRICE European Stock Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
October 31, 2024, the value of loaned securities was $23,291,000, including securities sold but not yet settled, which are not reflected in the accompanying
Portfolio of Investments; the value of cash collateral and related investments was $24,489,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $241,625,000 and
$379,333,000, respectively, for the year ended October 31, 2024.

T. ROWE PRICE European Stock Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
At October 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
October 31,
2024
October 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 19,447 $ 16,427
Long-term capital gain 18,738 —
Total distributions $ 38,185 $ 16,427
($000s)
Cost of investments $ 754,633
Unrealized appreciation $ 204,476
Unrealized depreciation (49,023)

T. ROWE PRICE European Stock Fund

At October 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
Net unrealized appreciation (depreciation) $ 155,453
($000s)
Undistributed ordinary income $ 21,210
Undistributed long-term capital gain 35,475
Net unrealized appreciation (depreciation) 155,453
Total distributable earnings (loss) $ 212,138

T. ROWE PRICE European Stock Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.50%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may

T. ROWE PRICE European Stock Fund

be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended October 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $272,000 remain subject to repayment by the fund at October 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement
Investor
Class I Class Z Class
Expense limitation/I Class Limit 1.14% 0.05% 0.00%
Expense limitation date 12/31/26 12/31/26 N/A
(Waived)/repaid during the period ($000s) $— $(106) $(1,887)

T. ROWE PRICE European Stock Fund

accounts invested in the Investor Class. For the year ended October 31, 2024, expenses incurred pursuant to these service agreements were $117,000 for
Price Associates; $640,000 for T. Rowe Price Services, Inc.; and $16,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At October 31, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE European Stock Fund

NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE European Stock Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price European Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price European Stock Fund (one of the
funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE European Stock Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE European Stock Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $27,154,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $25,936,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
The fund will pass through foreign source income of $22,236,000 and foreign taxes paid of $692,000.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F79-050 12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

	(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

	(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2024